FINANCIAL INSTRUMENTS - Narrative 2 (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2018 [1]	Sep. 30, 2019	Sep. 30, 2018	[1]	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Hypothetical percentage specified for increase or decrease in market price of company share price					10.00%
Gain (loss) from derivatives instruments, net	$ (224)	$ 442	$ 1,886		$ 2,433	$ 3,925	$ (216)

[1]	*See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.